FAIR VALUE OF ASSETS AND LIABILITIES (Details) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets
Derivative financial instruments		$ 1,843,708	$ 1,134,372
Loans and advances to customers and financial institutions, net		163,583,285	152,244,991
Investment property	[1]	1,732,873	1,657,409
Total		220,113,618	203,908,211
Liabilities
Deposits by customers		142,128,471	131,959,215
Interbank deposits		1,374,222	1,084,591
Repurchase agreements and other similar secured borrowing		2,315,555	3,236,128
Derivative financial instruments		1,295,070	945,853
Borrowings from other financial institutions		16,337,964	13,822,152
Preferred shares		583,997	582,985
Debt securities in issue		20,287,233	19,648,714
Total		193,458,393	179,478,661
Carrying amount
Assets
Debt securities at amortized cost		3,481,928	4,157,568
Equity securities at fair value		1,639,948	1,517,830
Derivative financial instruments		1,843,708	1,134,372
Loans and advances to customers and financial institutions, net		163,583,285	152,244,991
Investment property		1,732,873	1,657,409
Invesments in associates and joint ventures	[2]	1,119,973	757,886
Equity securities - Assets held for sale		0	2,486
Total		185,641,314	172,174,397
Liabilities
Deposits by customers		142,128,471	131,959,215
Interbank deposits		1,374,222	1,084,591
Repurchase agreements and other similar secured borrowing		2,315,555	3,236,128
Derivative financial instruments		1,295,070	945,853
Borrowings from other financial institutions		16,337,964	13,822,152
Preferred shares		583,997	582,985
Debt securities in issue		20,287,233	19,648,714
Total		184,322,512	171,279,638
Carrying amount | Financial assets at fair value through profit or loss, category [member]
Assets
Debt securities at fair value		8,909,861	10,701,855
Carrying amount | Financial assets at fair value through other comprehensive income, category [member]
Assets
Debt securities at fair value	[3]	3,329,738	0
Fair Value
Assets
Debt securities at amortized cost		3,461,616	4,131,688
Equity securities at fair value		1,639,948	1,517,830
Derivative financial instruments		1,843,708	1,134,372
Loans and advances to customers and financial institutions, net		167,551,429	149,162,071
Investment property		1,732,873	1,657,409
Invesments in associates and joint ventures	[2]	1,119,973	757,886
Equity securities - Assets held for sale		0	2,486
Total		189,589,146	169,065,597
Liabilities
Deposits by customers		142,860,996	132,779,730
Interbank deposits		1,374,222	1,084,591
Repurchase agreements and other similar secured borrowing		2,315,555	3,236,128
Derivative financial instruments		1,295,070	945,853
Borrowings from other financial institutions		16,337,964	13,822,152
Preferred shares		602,597	662,999
Debt securities in issue		20,759,456	20,756,154
Total		185,545,860	173,287,607
Fair Value | Financial assets at fair value through profit or loss, category [member]
Assets
Debt securities at fair value		8,909,861	10,701,855
Fair Value | Financial assets at fair value through other comprehensive income, category [member]
Assets
Debt securities at fair value	[3]	$ 3,329,738	$ 0

[1]	Corresponds to the change in the commercial estimate of real estate due to the change in the consumer price index (IPC).
[2]	It corresponds investments in associates P.A Viva Malls. See Note 7 investments in associates and joint ventures
[3]	For further information, see classification under IFRS 9, as described in Note 32 impacts on application of new standards.